Condensed Consolidated Statements of Convertible Preferred Stock and Stockholders' Equity - USD ($) $ in Thousands	Total	Series Seed Convertible Preferred Stock [Member]	Series A Convertible Preferred Stock [Member]	Series B-1 Convertible Preferred Stock [Member]	Series B-2 Convertible Preferred Stock [Member]	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Other Comprehensive Loss [Member]	Accumulated Deficit [Member]
Temporary equity, beginning balance (in share) at Dec. 31, 2021		684,739	2,029,666	1,104,178	223,417
Temporary equity, beginning balance at Dec. 31, 2021		$ 15,924	$ 77,736	$ 57,703	$ 12,500
Beginning balance (in share) at Dec. 31, 2021						237,803
Beginning balance at Dec. 31, 2021	$ (42,208)						$ 1,600	$ (7)	$ (43,801)
Issuance of common stock for services rendered (in share)						497
Issuance of common stock for services rendered	11						11
Exercises of stock options (in shares)						8,722
Exercises of stock options	62						62
Vesting of restricted common stock (in share)						21,377
Vesting of restricted common stock	5						5
Stock-based compensation expense	1,129						1,129
Other comprehensive income	2							2
Net loss	$ (58,032)								(58,032)
Ending balance (in share) at Dec. 31, 2022	268,468					268,399
Ending balance at Dec. 31, 2022	$ (99,031)					$ 0	2,807	(5)	(101,833)
Temporary equity, ending balance (in share) at Dec. 31, 2022		684,739	2,029,666	1,104,178	223,417
Temporary equity, ending balance at Dec. 31, 2022		$ 15,924	$ 77,736	$ 57,703	$ 12,500
Issuance of common stock for services rendered (in share)						292
Issuance of common stock for services rendered	6						6
Exercises of stock options (in shares)						4,332
Exercises of stock options	51						51
Vesting of restricted common stock (in share)						1,437
Stock-based compensation expense	343						343
Issuance of Series B-2 convertible preferred stock, net of issuance costs (in share)					813,239
Issuance of Series B-2 convertible preferred stock, net of issuance costs					$ 45,458
Other comprehensive income	5							5
Net loss	(19,605)								(19,605)
Ending balance (in share) at Mar. 31, 2023						274,460
Ending balance at Mar. 31, 2023	$ (118,231)					$ 0	3,207	0	(121,438)
Temporary equity, ending balance (in share) at Mar. 31, 2023		684,739	2,029,666	1,104,178	1,036,656
Temporary equity, ending balance at Mar. 31, 2023		$ 15,924	$ 77,736	$ 57,703	$ 57,958
Temporary equity, beginning balance (in share) at Dec. 31, 2022		684,739	2,029,666	1,104,178	223,417
Temporary equity, beginning balance at Dec. 31, 2022		$ 15,924	$ 77,736	$ 57,703	$ 12,500
Beginning balance (in share) at Dec. 31, 2022	268,468					268,399
Beginning balance at Dec. 31, 2022	$ (99,031)					$ 0	2,807	(5)	(101,833)
Issuance of common stock for services rendered (in share)						292
Issuance of common stock for services rendered	$ 6						6
Exercises of stock options (in shares)	39,395					73,394
Exercises of stock options	$ 702						702
Vesting of restricted common stock (in share)						2,902
Stock-based compensation expense	2,375						2,375
Issuance of Series B-2 convertible preferred stock, net of issuance costs (in share)					813,239
Issuance of Series B-2 convertible preferred stock, net of issuance costs					$ 45,458
Issuance of common stock for cash in PIPE financing (in share)						2,077,864
Issuance of common stock for cash in PIPE financing	117,252					$ 2	117,250
Conversion of preferred stock to common stock (in share)		(684,739)	(2,029,666)	(1,104,178)	(1,036,656)	4,855,208
Conversion of preferred stock to common stock	209,320	$ (15,924)	$ (77,736)	$ (57,703)	$ (57,958)	$ 5	209,315
Issuance of common stock to Frequency shareholders in reverse recapitalization (in share)						738,457
Issuance of common stock to Frequency shareholders in reverse recapitalization	32,701					$ 1	32,700
Reverse recapitalization transaction costs	(12,247)						(12,247)
Other comprehensive income	5							5
Net loss	$ (81,172)								(81,172)
Ending balance (in share) at Dec. 31, 2023	8,016,516					8,016,516
Ending balance at Dec. 31, 2023	$ 169,911					$ 8	352,908	0	(183,005)
Temporary equity, ending balance (in share) at Dec. 31, 2023		0	0	0	0
Temporary equity, ending balance at Dec. 31, 2023		$ 0	$ 0	$ 0	$ 0
Exercises of stock options (in shares)	5,947					5,947
Exercises of stock options	$ 139						139
Stock-based compensation expense	865						865
Net loss	$ (19,557)								(19,557)
Ending balance (in share) at Mar. 31, 2024	8,022,463					8,022,463
Ending balance at Mar. 31, 2024	$ 151,358					$ 8	$ 353,912	$ 0	$ (202,562)
Temporary equity, ending balance (in share) at Mar. 31, 2024		0	0	0	0
Temporary equity, ending balance at Mar. 31, 2024		$ 0	$ 0	$ 0	$ 0